MATERIAL ACCOUNTING POLICIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	$ 16,280,000,000	$ 4,031,000,000
Government grants	111,000,000	43,000,000
Proceeds from government grants	59,000,000	$ 23,000,000
Senior-Unsecured Revolving Credit Facility
Disclosure of reclassifications or changes in presentation [line items]
Maturity (in years)		30 years
Notional amount		$ 665,000,000
Unsecured Non-Revolving Credit Facility
Disclosure of reclassifications or changes in presentation [line items]
Maximum borrowing capacity	815,000,000	$ 665,000,000
Several individually immaterial acquisitions
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	$ 63,000,000